Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible Assets, Net
Gross carrying value		¥ 863,208,000			¥ 2,427,475,000
Accumulated amortization		(436,916,000)			(1,008,040,000)
Total		426,292,000		$ 206,448	1,419,435,000
Amortization expenses	¥ 542,700,000	260,600,000	¥ 142,700,000
Impairment charge	¥ 0	0	¥ 0
Licensed copyrights of video content
Intangible Assets, Net
Gross carrying value		799,342,000			1,997,175,000
Accumulated amortization		(399,503,000)			(921,565,000)
Total		399,839,000			1,075,610,000
Weighted-average useful lives	3 years 7 months 6 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value		13,877,000			18,098,000
Accumulated amortization		(13,256,000)			(15,163,000)
Total		621,000			2,935,000
Domain names and others
Intangible Assets, Net
Gross carrying value		49,989,000			412,202,000
Accumulated amortization		(24,157,000)			(71,312,000)
Total		¥ 25,832,000			¥ 340,890,000